Financial Instruments - Summary of Other Liabilities Related to Business Combination (Parenthetical) (Detail) - Other Liabilities Related to Business Combination [Member] - Simplotel [Member]	12 Months Ended
Mar. 31, 2023
Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Movement	1.00%
Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement	1.00%
Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Movement	0.50%
Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Movement	1.00%